Accounts receivable and amounts due from related parties (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounts receivable
Within 1 year	$ 7,505,681	¥ 52,111,944	¥ 26,008,543
Total	7,505,681	52,111,944	26,008,543
Additional information
Amounts due from related parties	$ 19,236,711	133,560,483	11,923,607
Allowance for accounts receivable		0	0
Allowance for amounts due from related parties		¥ 0	¥ 0